Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2019	Oct. 17, 2016
Stated interest rate		9.25%
10.00% Notes due 2024 | Notes Payable to Banks
Stated interest rate	10.00%